Dykema Gossett, PLLC
Franklin Square
Suite 300 West
1300 I Street, N.W.
Washington, D.C. 20005
Tel.: 202-906-8600
VIA EDGAR
September 15, 2008
Securities and Exchange Commission
100 F. Street, N.W.
Washington, D.C. 20549

Re:	John Hancock Trust
File Nos. 2-94157 and 811-04146
Ladies and Gentlemen:
On behalf of John Hancock Trust (the “Trust”), we enclose herewith for filing Post-Effective Amendment No. 82 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 83 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of registering the following three new series of the Trust: the Alpha Opportunities Trust, BlackRock Global Asset Allocation Trust and Smaller Company Growth Trust. Pursuant to Rule 461 under the 1933 Act, the Trust and its principal underwriter are filing herewith their request for acceleration of the effective date of the Amendment.
If you have any questions or comments, please contact me or John W. Blouch of this office at 202-906-8600.
Very truly yours,
/s/ Bruce W. Dunne
Bruce W. Dunne